UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MKM Longboat Capital Advisors LLP

Address:  3rd Floor
          10, Old Burlington Street
          London W1S 3AG
          England

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Julian Mant
Title:    Chief Financial Officer
Phone:    (+44) 207 851 0607


Signature, Place and Date of Signing:

    /s/ Julian Mant              London, England               May 15, 2007
-----------------------     -------------------------     ----------------------
      [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

  [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           7

Form 13F Information Table Value Total:     187,778(in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2006
COLUMN 1                            COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6 COL 7        COLUMN 8

                                                               VALUE    SHRS OR    SH/  PUT/  INVSTMT  OTHR     VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS     CUSIP    (x1000)   PRN AMT    PRN  CALL  DISCRTN  MGRS   SOLE      SHARED  NONE
--------------                    --------------     -----    -------   -------    ---  ----  -------  ----   ----      ------  ----
FORD MTR CO DEL                   NOTE 4.250%12/1  345370CF5  94,436   88,000,000  PRN         SOLE    NONE  88,000,000  0      0
AMARIN DEPOSITORY RECEIPTS (NMQ)  SPONSORED ADR    023111107   2,446    1,170,049   SH         SOLE    NONE   1,170,049  0      0
BIOMET INC                        COM              090613100   6,621      160,000   SH         SOLE    NONE     160,000  0      0
FREEPORT-MCMORAN COPPER & GO      CL B             35671D857  17,990      324,910   SH         SOLE    NONE     324,910  0      0
NATIONAL OILWELL VARCO INC        COM              637071101   3,849       63,000   SH         SOLE    NONE      63,000  0      0
UNITED STATES STL CORP NEW        COM              912909108   6,545       90,000   SH         SOLE    NONE      90,000  0      0
VERITAS DGC INC                   COM              92343P107  55,891      658,862   SH         SOLE    NONE     658,862  0      0





SK 25379-0001 772801